29. Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income Details Abstract
Financial income, net	R$ 412,733	R$ 512,565	R$ 750,450
Interest on financial intruments	119,548	369,517	477,667
Interest received from clients	36,793	38,227	43,340
Swap interest	17,001	32,300	129,179
Interest on leasing	25,664	22,709	25,756
Monetary adjustments	207,191	39,694	61,628
Other income	R$ 6,536	R$ 10,118	R$ 12,880